Consolidated Statements of Stockholders' Equity - JPY (¥) ¥ in Millions	Total	Total Shares Of Common Stock	Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Shares Of Treasury Stock
Balance at beginning of year at Mar. 31, 2012	¥ 131,552	¥ 32,363	¥ 42,280	¥ 179,081	¥ (22,574)	¥ (99,598)
Changes in the year
Net income (loss)	(3,821)			(3,821)
Other comprehensive income (loss), net of tax	15,645				15,645
Cash dividends	(3,468)			(3,468)
Stock option compensation expense	861		861
Exercise of stock options	(340)		(340)
Purchases of treasury stock	(1)					(1)
Sale of treasury stock	813			(1,166)		1,979
Total changes in the year	9,689		521	(8,455)		1,978
Balance at end of year at Mar. 31, 2013	141,241	32,363	42,801	170,626	(6,929)	(97,620)
Changes in the year
Net income (loss)	(35,540)			(35,540)
Other comprehensive income (loss), net of tax	12,255				12,255
Cash dividends	(3,480)			(3,480)
Stock option compensation expense	1,283		1,283
Exercise of stock options	(178)		(178)
Purchases of treasury stock	(2)					(2)
Sale of treasury stock	673			(866)		1,539
Total changes in the year	(24,989)		1,105	(39,886)		1,537
Balance at end of year at Mar. 31, 2014	116,252	32,363	43,906	130,740	5,326	(96,083)
Changes in the year
Net income (loss)	12,948			12,948
Other comprehensive income (loss), net of tax	13,061				13,061
Cash dividends	(1,742)			(1,742)
Exercise of stock options	(136)		(136)
Purchases of treasury stock	(33)					(33)
Sale of treasury stock	588			(842)		1,430
Total changes in the year	24,686		(136)	10,364		1,397
Balance at end of year at Mar. 31, 2015	¥ 140,938	¥ 32,363	¥ 43,770	¥ 141,104	¥ 18,387	¥ (94,686)